Share-based payments - Equity settled, 2017 and 2013 Plans (Details)	12 Months Ended
	Dec. 31, 2021 performanceCriteria tranche peerGroupCompany methodOfParticipation shares	Dec. 31, 2019 R / shares
Share-based payments
Percentage of actual annual cash bonus	60.00%
TSR Weighting percentage	50.00%
ROCE Weighting percentage	30.00%
Maximum
Share-based payments
TSR Weighting percentage	250.00%
ROCE Weighting percentage	250.00%
Sibanye-Stillwater 2013 Share Plan (equity-settled scheme)
Share-based payments
Number of methods of participation | methodOfParticipation	2
Sibanye-Stillwater 2017 Share Plan (equity-settled scheme)
Share-based payments
Shares authorized (in shares) | shares	86,748,850
Maximum shares allowed per individual participant (in shares) | shares	8,674,885
TSR Weighting percentage	70.00%
Number of peer-group companies | peerGroupCompany	8
ROCE Weighting percentage	30.00%
ROCE incremental increase (as a percent)	6.00%
Sibanye-Stillwater 2017 Share Plan (equity-settled scheme) | 0%
Share-based payments
Vesting percentage	0.00%
Sibanye-Stillwater 2017 Share Plan (equity-settled scheme) | 10%
Share-based payments
Vesting percentage	0.00%
Sibanye-Stillwater 2017 Share Plan (equity-settled scheme) | 20%
Share-based payments
Vesting percentage	0.00%
Sibanye-Stillwater 2017 Share Plan (equity-settled scheme) | 30%
Share-based payments
Vesting percentage	5.00%
Sibanye-Stillwater 2017 Share Plan (equity-settled scheme) | 40%
Share-based payments
Vesting percentage	20.00%
Sibanye-Stillwater 2017 Share Plan (equity-settled scheme) | 50%
Share-based payments
Vesting percentage	35.00%
Sibanye-Stillwater 2017 Share Plan (equity-settled scheme) | 60%
Share-based payments
Vesting percentage	55.00%
Sibanye-Stillwater 2017 Share Plan (equity-settled scheme) | 70%
Share-based payments
Vesting percentage	75.00%
Sibanye-Stillwater 2017 Share Plan (equity-settled scheme) | 80%
Share-based payments
Vesting percentage	90.00%
Sibanye-Stillwater 2017 Share Plan (equity-settled scheme) | 90%
Share-based payments
Vesting percentage	100.00%
Sibanye-Stillwater 2017 Share Plan (equity-settled scheme) | 100%
Share-based payments
Vesting percentage	100.00%
Sibanye-Stillwater 2017 Share Plan (equity-settled scheme) | ≤Ke
Share-based payments
Vesting percentage	0.00%
Sibanye-Stillwater 2017 Share Plan (equity-settled scheme) | Ke + 1%
Share-based payments
Vesting percentage	16.70%
Sibanye-Stillwater 2017 Share Plan (equity-settled scheme) | Ke + 2%
Share-based payments
Vesting percentage	33.30%
Sibanye-Stillwater 2017 Share Plan (equity-settled scheme) | Ke + 3%
Share-based payments
Vesting percentage	50.00%
Sibanye-Stillwater 2017 Share Plan (equity-settled scheme) | Ke + 4%
Share-based payments
Vesting percentage	66.70%
Sibanye-Stillwater 2017 Share Plan (equity-settled scheme) | Ke + 5%
Share-based payments
Vesting percentage	83.30%
Sibanye-Stillwater 2017 Share Plan (equity-settled scheme) | Ke + 6%
Share-based payments
Vesting percentage	100.00%
Sibanye-Stillwater 2017 Share Plan (equity-settled scheme) | ROCE Ke
Share-based payments
Vesting percentage	0.00%
Sibanye-Stillwater 2017 Share Plan (equity-settled scheme) | ROCE Ke | Maximum
Share-based payments
Vesting percentage	100.00%
Sibanye 2017 Share Plan - Bonus Shares
Share-based payments
Percent of bonus paid in shares	40.00%
Number of forfeitable share tranches | tranche	2
Vesting life of part one of share-based awards	9 months
Vesting period of second part of share award	18 months
Weighted average fair value per share (in ZAR per share) | R / shares		R 15.58
Sibanye 2017 Share Plan - Bonus Shares | Minimum
Share-based payments
Expected term (months)		9 months
Risk-free interest rate (USA/SA) %		7.06%
Sibanye 2017 Share Plan - Bonus Shares | Maximum
Share-based payments
Expected term (months)		18 months
Risk-free interest rate (USA/SA) %		7.07%
Sibanye Stillwater 2017 Share Plan - Performance Shares
Share-based payments
Vesting life of part one of share-based awards	3 years
Performance period	3 years
Number of performance criteria | performanceCriteria	2
Forfeiture percentage	20.00%
Weighted average historical volatility (based on a statistical analysis of the share price on a weighted moving average basis for the expected term of the option) %		54.82%
Expected term (years)		3 years
Expected dividend yield (USA/SA) %		122.00%
Risk-free interest rate (USA/SA) %		719.00%
Interest rate term		3 years
Weighted average fair value per share (in ZAR per share) | R / shares		R 11.17
Sibanye Stillwater 2017 Share Plan - Performance Shares | Minimum
Share-based payments
Vesting percentage	0.00%
Sibanye Stillwater 2017 Share Plan - Performance Shares | Maximum
Share-based payments
Vesting percentage	100.00%